Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Accounting software	$ 26,800	$ 26,800	$ 26,800
Less: accumulated amortization	(25,032)	(23,691)	(18,327)
Intangible assets, net	$ 1,768	$ 3,109	$ 8,473